Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year (in shares)		15,104	17,293	18,540
Granted (in shares)		(3,040)	(2,411)	(1,597)
Cancelled/expired/forfeited (in shares)		431	222	350
Outstanding number of shares available for issuance at the end of the year (in shares)		12,495	15,104	17,293	18,540
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 40.99	$ 46.35	$ 58.43
Cash received from the exercise of stock option		$ 122,000	$ 275,000	$ 781,000
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000
Stock options
Number of shares available for issuance
Granted (in shares)		482
Options Outstanding
Outstanding at the beginning of the year (in shares)		89	184	437
Options granted (in shares)		482
Exercised (in shares)		(16)	(95)	(248)
Cancelled/expired/forfeited (in shares)		(4)		(5)
Outstanding at the end of the year (in shares)		551	89	184	437
Vested and expected to vest at the end of the year (in shares)		503	89
Exercisable at the end of the year (in shares)		72	89
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 3.49	$ 3.45	$ 3.24
Granted (in dollars per share)		32.68
Exercised (in dollars per share)		3.47	3.41	3.14
Cancelled/expired/forfeited (in dollars per share)		30.96		1.16
Outstanding at the end of the year (in dollars per share)		28.85	3.49	$ 3.45	$ 3.24
Vested and expected to vest at the end of the year (in dollars per share)		28.50	3.49
Exercisable at the end of the year (in dollars per share)		$ 3.50	$ 3.49
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		5 years 9 months 18 days	8 months 12 days	1 year 6 months	2 years
Vested and expected to vest at the end of the year		5 years 8 months 12 days	8 months 12 days
Exercisable at the end of the year		2 months 12 days	8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 6,683,000	$ 3,799,000	$ 10,089,000	$ 43,800,000
Vested and expected to vest at the end of the year		6,294,000	3,799,000
Exercisable at the end of the year		2,707,000	3,799,000
Total intrinsic value of options exercised		500,000	4,200,000	25,600,000
Cash received from the exercise of stock option		100,000	300,000	$ 800,000
Unrecognized compensation cost		$ 5,400,000	$ 0
Expected weighted-average recognition period for unrecognized compensation cost		3 years 7 months 6 days
Stock options | 2014 Plan
Number of shares available for issuance
Granted (in shares)		500
Options Outstanding
Options granted (in shares)		500
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)		2,500	2,400	1,600